Related Party Transactions and Balances - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans	¥ 1,606,253	$ 220,056	¥ 3,300,214